Equity - Subordinated notes - Tabular disclosure - Paid coupons (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2022 GBP (£)	May 11, 2021 EUR (€)	Oct. 15, 2020 EUR (€)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 500
Rate									1.375%
Subordinated notes remuneration classified in equity	€ (215)		€ (238)		€ (258)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020	2				(21)
Coupon on subordinated notes	(213)		(238)		(280)
First step-up interest rate adjustment (as a percent)									0.25%
Second step-up interest rate adjustment (as a percent)									1.00%
ifrs Subordinated debt [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	44							£ 39
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020							€ 21
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																€ 2,800
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																€ 1,000
Rate																4.25%
First step-up interest rate adjustment (as a percent)																0.25%
Second step-up interest rate adjustment (as a percent)																0.75%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																€ 1,000
Rate																5.25%
Coupon on subordinated notes	(53)		(53)		(53)
First step-up interest rate adjustment (as a percent)																0.25%
Second step-up interest rate adjustment (as a percent)																0.75%
Subordinated Debt, 5.875 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
First step-up interest rate adjustment (as a percent)																0.25%
Second step-up interest rate adjustment (as a percent)																0.75%
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 3,000
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,000
Rate														4.00%	4.00%
Coupon on subordinated notes			(3)		(21)
First step-up interest rate adjustment (as a percent)														0.25%	0.25%
Second step-up interest rate adjustment (as a percent)														0.75%	0.75%
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,250
Rate														5.00%	5.00%
Coupon on subordinated notes	(63)		(63)		(63)
First step-up interest rate adjustment (as a percent)														0.25%	0.25%
Second step-up interest rate adjustment (as a percent)														0.75%	0.75%
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 771	£ 600
Rate														5.75%	5.75%
Coupon on subordinated notes	(49)	£ (41)	(38)	£ (33)	(39)	£ (36)
First step-up interest rate adjustment (as a percent)														0.25%	0.25%
Second step-up interest rate adjustment (as a percent)														0.75%	0.75%
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1		€ 1,000
First step-up interest rate adjustment (as a percent)													0.25%
Second step-up interest rate adjustment (as a percent)													0.75%
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 700		€ 500
Rate												1.75%
Coupon on subordinated notes	(9)		(9)		€ (4)
First step-up interest rate adjustment (as a percent)												0.25%
Second step-up interest rate adjustment (as a percent)												0.75%
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 700
Rate										1.75%
Coupon on subordinated notes	(12)		€ (12)
First step-up interest rate adjustment (as a percent)										0.25%
Second step-up interest rate adjustment (as a percent)										0.75%
Subordinated Debt 1.375 Percent Issued May 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 500
Rate									1.38%
Coupon on subordinated notes	€ (7)